RELATED PARTY TRANSACTIONS	3 Months Ended
Jul. 31, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 7 — RELATED PARTY TRANSACTIONS

On April 15, 2026, the Company issued 9,000,000 shares of common stock to Mingxing Sheng, the Company’s founder, Chief Executive Officer and Chairman of the Board, in consideration of a $10,000 capital contribution and organizational and business-development activities relating to the formation and development of the Company. During April 2026, directors Yunlou Bian and Yuting Wen purchased 101,600 shares and 2,700 shares, respectively, in the Company’s private placement at $0.10 per share, for cash consideration of $10,160 and $270, respectively. As of July 31, 2026, no amounts were due to or from these related parties, and the Company had no other material related-party transactions during the three months ended July 31, 2026.